Provision for reclamation liabilities (Details) - Schedule of provision for reclamation liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of provision for reclamation liabilities [Abstract]
Beginning of the period	$ 6,164	$ 6,865
Disbursements	(3,320)	(811)
Environmental rehabilitation expense	5,515
Accretion	83	110
End of the period	8,442	6,164
Provision for reclamation liabilities - current	3,680	2,500
Provision for reclamation liabilities - long-term	4,762	3,664
Total	$ 8,442	$ 6,164